Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000218238 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000218238 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218238 | Intel
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000218238 | Micron Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218238 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000218238 | Franco-Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218238 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218238 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218238 | Wheaton Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000218238 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000218238 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000218238 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000218238 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000218238 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000218238 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000218238 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000218238 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000218238 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000218238 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218238 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000116604 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000116604 | Exxon Mobil
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000116604 | Intel
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000116604 | Micron Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000116604 | JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000116604 | Franco-Nevada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000116604 | TotalEnergies
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000116604 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000116604 | Wheaton Precious Metals
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000116604 | AbbVie
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000116604 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000116604 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000116604 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000116604 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000116604 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000116604 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000116604 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000116604 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000116604 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000116604 | Investment TypeOther Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	4.80%